Stockholders' Equity (Details 1)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Number Outstanding	4,652,497
Stock Options Number Exercisable	1,908,883
Exercise Price 0.05 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Number Outstanding	72,876
Stock Options Outstanding Weighted Average Remaining Contractual Term	5 years 3 months
Stock Options Outstanding Weighted Average Exercise Price | $ / shares	$ 0.05
Stock Options Number Exercisable	72,876
Stock Options Exercisable Weighted Average Exercise Price | $ / shares	$ 0.05
Exercise Price 0.26 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Number Outstanding	1,024,810
Stock Options Outstanding Weighted Average Remaining Contractual Term	7 years 3 months 11 days
Stock Options Outstanding Weighted Average Exercise Price | $ / shares	$ 0.26
Stock Options Number Exercisable	919,296
Stock Options Exercisable Weighted Average Exercise Price | $ / shares	$ 0.26
Exercise Price 0.73 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Number Outstanding	1,475,687
Stock Options Outstanding Weighted Average Remaining Contractual Term	7 years 10 months 13 days
Stock Options Outstanding Weighted Average Exercise Price | $ / shares	$ 0.73
Stock Options Number Exercisable	768,587
Stock Options Exercisable Weighted Average Exercise Price | $ / shares	$ 0.73
Exercise Price 1.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Number Outstanding	313,124
Stock Options Outstanding Weighted Average Remaining Contractual Term	8 years 6 months 22 days
Stock Options Outstanding Weighted Average Exercise Price | $ / shares	$ 1.00
Stock Options Number Exercisable	126,457
Stock Options Exercisable Weighted Average Exercise Price | $ / shares	$ 1.00
Exercise Price 1.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Number Outstanding	10,000
Stock Options Outstanding Weighted Average Remaining Contractual Term	9 years 7 days
Stock Options Outstanding Weighted Average Exercise Price | $ / shares	$ 1.10
Stock Options Number Exercisable
Stock Options Exercisable Weighted Average Exercise Price | $ / shares	$ 1.10
Exercise Price 1.17 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Number Outstanding	70,000
Stock Options Outstanding Weighted Average Remaining Contractual Term	8 years 10 months 13 days
Stock Options Outstanding Weighted Average Exercise Price | $ / shares	$ 1.17
Stock Options Number Exercisable	21,667
Stock Options Exercisable Weighted Average Exercise Price | $ / shares	$ 1.17
Exercise Price 1.22 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Number Outstanding	190,000
Stock Options Outstanding Weighted Average Remaining Contractual Term	9 years 1 month 6 days
Stock Options Outstanding Weighted Average Exercise Price | $ / shares	$ 1.22
Stock Options Number Exercisable
Stock Options Exercisable Weighted Average Exercise Price | $ / shares	$ 1.22
Exercise Price 1.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Number Outstanding	40,000
Stock Options Outstanding Weighted Average Remaining Contractual Term	9 years 2 months 1 day
Stock Options Outstanding Weighted Average Exercise Price | $ / shares	$ 1.50
Stock Options Number Exercisable
Stock Options Exercisable Weighted Average Exercise Price | $ / shares	$ 1.50
Exercise Price 1.55 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Number Outstanding	1,456,000
Stock Options Outstanding Weighted Average Remaining Contractual Term	9 years 2 months 9 days
Stock Options Outstanding Weighted Average Exercise Price | $ / shares	$ 1.55
Stock Options Number Exercisable
Stock Options Exercisable Weighted Average Exercise Price | $ / shares	$ 1.55